Other current and non-current assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other current and non-current assets	Other current and non-current assets
Other current assets
As of December 31, 2023 and 2022, other current assets included the following:

(In $ millions)	December 31, 2023	December 31, 2022

Taxes receivable	67	42
Prepaid expenses	54	37
Deferred contract costs	41	34
Pre-funding of MSA manager arrangements	23	—
Favorable drilling and management services contracts	1	30
Other	13	26
Total other current assets	199	169
Other non-current assets
As of December 31, 2023 and 2022, other non-current assets included the following:

(In $ millions)	December 31, 2023	December 31, 2022

Deferred contract costs	44	77
Favorable drilling and management services contracts	—	12
Other	12	4
Total other non-current assets	56	93
Favorable drilling contracts and management services contracts
The following tables summarize the movement in favorable drilling contracts and management services contracts for the year ended December 31, 2023 and the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through December 31, 2022 (Successor):

(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount
As at January 1, 2023	96	(54)	42
PES disposal	(13)	—	(13)
Aquadrill acquisition	7	—	7
Amortization	—	(35)	(35)
As at December 31, 2023	90	(89)	1

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	266	(257)	9
Balance before reorganization and fresh start adjustments	266	(257)	9
Fresh Start accounting	(170)	257	87
As at February 22, 2022 (Predecessor)	96	—	96
As at February 23, 2022 (Successor)	96	—	96
Amortization	—	(54)	(54)
As at December 31, 2022 (Successor)	96	(54)	42
In 2023, on acquiring Aquadrill, and in 2022, on emergence from Chapter 11 proceedings and on application of Fresh Start accounting, new favorable drilling contract and management service contract intangible assets were recognized. For further information refer to Note 31 – "Business combinations" and Note 5 – "Fresh Start Accounting" respectively. The amortization is recognized in the Consolidated Statements of Operations as "Depreciation and amortization". The remaining favorable drilling contracts and management services contracts will be fully amortized in 2024.